Share-Based Compensation (Restricted Stock Units) (Details) (Restricted Stock Units [Member], USD $)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010
Restricted Stock Units [Member]
Equity instruments other than options granted, shares	656,000	652,300
Equity instruments other than options granted, award vesting period	three-year period	three-year period
Equity instruments other than options granted, weighted average grant date fair value per share	$ 28.72	$ 27.24